Loans and borrowings	12 Months Ended
Mar. 31, 2018
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Loans and borrowings

12. Loans and borrowings

Long-term debt

The long-term loans and borrowings consist of the following:

			As at
			March 31, 2018		March 31, 2017
Currency	Interest rate	Final maturity ( fiscal year)	Foreign currency	Total	Foreign currency	Total
US dollars	3M USD Libor +1.27%	2020	$—	22,700	—	34,000
US dollars	3M USD Libor +0.95%	2022	$—	67,200	—	84,000

Total				89,900		118,000
Less: Debt issuance cost				769		1,257

Total				89,131		116,743

Current portion of long term debt				$27,740		$27,613
Long term debt				$61,391		$89,130

The Company has entered into a floating to fixed interest rate swap in relation to these debts.

In January 2017, WNS North America Inc. obtained from BNP Paribas, Hong Kong, a three-year term loan facility of $34,000 at an interest rate equal to the three-month US dollar LIBOR plus a margin of 1.27% per annum to finance the acquisition of Denali Sourcing Services Inc. WNS North America Inc. has pledged its shares of Denali Sourcing Services Inc. as security for the loan. In connection with the term loan, the Company has entered into an interest rate swap with a bank to swap the variable portion of the interest based on three-month US dollar LIBOR to a fixed rate of 1.5610%. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in six semi-annual installments. The first five repayment installments are $5,650 each and the sixth and final repayment installment is $5,750. On July 20, 2017 and January 22, 2018, the Company made scheduled repayments of $5,650 each. As at March 31, 2018, the Company has complied with the financial covenants in all material respects in relation to this loan facility.

In March 2017, WNS (Mauritius) Limited obtained from HSBC Bank (Mauritius) Ltd. and Standard Chartered Bank, UK a five-year term loan facility of $84,000 at an interest rate equal to the three-month US dollar LIBOR plus a margin of 0.95% per annum to finance the acquisition of HealthHelp. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. In connection with the term loan, the Company has entered into interest rate swaps with banks to swap the variable portion of the interest based on three-month US dollar LIBOR to a fixed rate of 1.9635%. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in ten semi-annual installments of $8,400 each. On September 14, 2017 and March 14, 2018, the Company made scheduled repayments of $8,400 each. As at March 31, 2018, the Company has complied with the financial covenants in all material respects in relation to this loan facility.

The Company has pledged trade receivables, other financial assets, property and equipment, intangible and other assets with an aggregate amount of $113,174 and $88,730 as of March 31, 2018 and March 31, 2017 respectively, as collateral for the above borrowings.

Short-term lines of credit

The Company’s Indian subsidiary, WNS Global Services Private Limited (“WNS Global”), has unsecured lines of credit with banks amounting to $62,718 (based on the exchange rate on March 31, 2018). The Company has also established a line of credit in the UK amounting to $13,840 (based on the exchange rate on March 31, 2018). Further the Company has also established a line of credit in South Africa amounting to $1,732 (based on the exchange rate on March 31, 2018).

As at March 31, 2018, no amounts were drawn under these lines of credit.